Equity Transactions - Schedule of Value of Options (Details) (USD $)	6 Months Ended
Sep. 30, 2014
Stock Option #1
Date	Sep. 06, 2013
Options	41,003,280
Stock price on grant date	$ 0.02
Exercise price	$ 0.0191984
Expected life	10 years
Volatility	76.00%
Risk-free rate	2.94%
Calculated value	$ 663,307
Stock Option #2
Date	Feb. 07, 2014
Options	1,500,000
Stock price on grant date	$ 0.02
Exercise price	$ 0.0191984
Expected life	10 years
Volatility	74.00%
Risk-free rate	2.71%
Calculated value	23,825
Stock Option #3
Date	Mar. 14, 2014
Options	5,000,000
Stock price on grant date	$ 0.30
Exercise price	$ 0.30
Expected life	10 years
Volatility	74.00%
Risk-free rate	2.65%
Calculated value	1,182,141
Stock Option #4
Date	May 07, 2014
Options	3,500,000
Stock price on grant date	$ 0.12
Exercise price	$ 0.12
Expected life	10 years
Volatility	73.00%
Risk-free rate	2.56%
Calculated value	315,772
Stock Option #5
Date	Jul. 25, 2014
Options	750,000
Stock price on grant date	$ 0.07
Exercise price	$ 0.06
Expected life	10 years
Volatility	88.00%
Risk-free rate	2.53%
Calculated value	$ 45,109